RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19.RELATED PARTY BALANCES AND TRANSACTIONS

	As of March 31,
	2017	2018
Amount due from related parties	$4,538	7,019
Amount due to related parties-current	—	3,692

Amount due from related parties represents non-interest bearing loans provided by the Group to the non-controlling shareholders of a subsidiary of the Group. In the fiscal year ended March 31, 2018, the Group received repayment of $140 from the related parties. As of March 31, 2018, the balance due from these related parties was $4,831.

In December 2017, the Group disposed two subsidiaries - Changchun Jiachang and Changchun Kuancheng District iKang Guobin General Clinic Co., Ltd. (“Changchun Kuancheng”) to a related party, Aiying Xingsheng Fund. The Group had inter-company transactions with these two entities before they were disposed by the Group to Aiying Xingsheng Fund. As of March 31, 2018, the balance due from these two related parties was $2,188, and the balance due to these two related parties was $3,692. Please refer to Note 9 for details.